Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions
20.	Related Party Transactions

The Company had the following transactions with related parties:

PureTech

In June 2019, PureTech executed a sublease agreement with the Company (see Note 19). With respect to the sublease, the Company incurred lease expense of $0.1 million and $0.2 million during three months ended March 31, 2022 and 2021, respectively, recorded in general and administrative expenses in the accompanying condensed consolidated statements of operations. The Company incurred royalty expense of $0.2 million and less than $0.1 million in connection with the PureTech royalty agreement (see Note 19) during the three months ended March 31, 2022 and 2021, respectively, recorded in cost of goods sold in the accompanying condensed consolidated statements of operations. The Company had an accounts payable balance to PureTech of $0.3 million and $0.1 million at March 31, 2022 and December 31, 2021, respectively, in the accompanying condensed consolidated balance sheets.

On December 13, 2021, the Company issued a convertible promissory note to PureTech in the principal amount of $15.0 million (see Note 12). At December 31, 2021, the outstanding balance was $15.1 million, recorded at fair value in the accompanying condensed consolidated balance sheets. On January 19, 2022 the Company settled the convertible promissory notes in cash for principal plus accrued interest in the aggregate amount of $15.2 million. During the three months ended March 31, 2022, the Company recognized a loss of $0.1 million with respect to the change in fair value of the convertible promissory notes on the accompanying condensed consolidated statements of operations.

SSD2

On December 13, 2021, the Company issued a convertible promissory note to SSD2, LLC in the principal amount of $12.0 million (see Note 12). At December 31, 2021, the outstanding balance was $12.1 million, recorded at fair value in the accompanying condensed consolidated balance sheets. On January 19, 2022 the Company settled the convertible promissory notes in cash for principal plus accrued interest in the aggregate amount of $12.1 million. During the three months ended March 31, 2022, the Company recognized a loss of less than $0.1 million with respect to the change in fair value of the convertible promissory notes on the accompanying condensed consolidated statements of operations.

One S.r.l

Consulting Agreement with Founder of One

The Company and one of the founders of One, who is also a stockholder of the Company, entered into a consulting agreement for the development of the Company’s science and technology. The Company incurred costs for consulting services received from the founder of One totaling less than $0.1 million during each of the three months ended March 31, 2022 and 2021, respectively, recorded in research and development expense in the accompanying condensed consolidated statements of operations. The Company recorded an accounts payable balance to the founder of less than $0.1 million at both March 31, 2022 and December 31, 2021, respectively, in the accompanying condensed consolidated balance sheets.

Acquisition of One

In connection with the amended and restated master agreement with One (see Note 11), the Company acquired a 10.0% equity interest in One in exchange for cash consideration. During the three months ended March 31, 2022 the Company made a payment of $2.9 million to One shareholders with respect to the acquisition. The Company had remaining undiscounted payments of €2.5 million and €5.0 million due to one at March 31, 2022 and December 31, 2021, respectively (approximately $2.8 million and $5.7 million due to One at March 31, 2022 and December 31, 2021, respectively). The balance at March 31, 2022 was recorded in accrued expenses in the accompanying condensed consolidated balance sheets as it is expected to be settled within the next twelve months.

Additionally, the Company incurred royalty expense of $0.2 million and $0.1 million with One (see Note 19) during the three months ended March 31, 2022 and 2021, respectively, recorded in cost of goods sold in the accompanying condensed consolidated statements of operations. The Company had an accounts payable balance to One Srl of less than $0.1 million and an accrued expense balance of $0.2 million at March 31, 2022 and an accrued expense balance of less than $0.1 million at December 31, 2021, respectively, related to royalties in the accompanying condensed consolidated balance sheets.

RIF Transaction

In connection with the RIF transaction entered into in August 2020, the Company received $12.3 million from RIF as an equity investment that can be called by the Company beginning in December 2023 and ending in December 2026 by paying the investment plus 15.0% percent annual interest or put by RIF starting in January 2027 and ending in December 2027 for the investment amount plus 3.175% percent annual interest. RIF holds approximately 20% of the equity of Gelesis S.r.l. at December 31, 2021 (see Note 11). In addition, the shareholders of RIF provided the Company with a loan for $18.4 million with a fixed interest rate of 6.35% per annum (see Note 12).

20.	Related Party Transactions

The Company had the following transactions with related parties:

PureTech

In June 2019, PureTech executed a sublease agreement with Gelesis (see Note 19). With respect to the sublease, the Company incurred lease expense of $0.5 million during each of the years ended December 31, 2021 and 2020, respectively, recorded in general and administrative expenses in the accompanying consolidated statements of operations. The Company incurred royalty expense of $0.2 million and less than $0.1 million in connection with the PureTech royalty agreement (see Note 19) during the years ended December 31, 2021 and 2020, respectively, recorded in cost of goods sold in the accompanying consolidated statements of operations. The Company had an accounts payable balance to PureTech of $0.1 million and less than $0.1 million at December 31, 2021 and 2020, respectively, in the accompanying consolidated balance sheets.

On December 13, 2021, the Company issued a convertible promissory note to PureTech Health LLC in the principal amount of $15.0 million (see Note 12). At December 31, 2021, the outstanding balance was $15.1 million, recorded in notes payable in the accompanying consolidated balance sheets. The Company recorded a loss of less than $0.1 million within the consolidated statements of operations with respect to the change in fair value of the instrument.

SSD2

On December 13, 2021, the Company issued a convertible promissory note to SSD2, LLC in the principal amount of $12.0 million (see Note 12). At December 31, 2021, the outstanding balance was $12.1 million, recorded in notes payable in the accompanying consolidated balance sheets. The Company recorded a loss of less than $0.1 million within the consolidated statements of operations with respect to the change in fair value of the instrument.

One S.r.l

Consulting Agreement with Founder of One

In 2008, in connection with entering into a patent license and assignment agreement with One, the Company and one of the founders of One, who is also a stockholder of the Company, executed a consulting agreement for the development of the underlying intellectual property. The Company incurred costs for consulting services received from the founder totaling $0.3 million and $0.3 million during the years ended December 31, 2021 and 2020, respectively, recorded in research and development expense in the accompanying consolidated statements of operations. The Company recorded accrued expenses to the founder of less than $0.1 million at December 31, 2021 and 2020, respectively, in the accompanying consolidated balance sheets.

Acquisition of One

In connection with the amended and restated master agreement with One (see Note 11), Gelesis S.r.l., a VIE of the Company, acquired a 10.0% equity interest in One. During the year ended December 31, 2021 the Company made no payments to One shareholders with respect to the acquisition. During the year ended December 31, 2020, the Company made payments to One shareholders totaling $3.1 million with respect to the acquisition. The Company had remaining undiscounted payments of €5.0 million due to one at December 31, 2021 and December 31, 2020, respectively (approximately $5.7 million and $6.1 million due to One at December 31, 2021 and 2020, respectively). The balance at December 31, 2021 was recorded in accrued expenses in the accompanying consolidated balance sheets as it is expected to be settled within the next twelve months.

Additionally, the Company incurred royalty expense of $0.2 million and less than $0.1 million in connection with the One royalty agreement (see Note 19) during the years ended December 31, 2021 and December 31, 2020, respectively, recorded in cost of goods sold in the accompanying consolidated statements of operations Company had recorded accrued expenses to One Srl of $0.1 million and $3.0 million at December 31, 2021 and 2020, respectively, in the accompanying consolidated balance sheets.

RIF Transaction

In connection with the RIF transaction entered into in August 2020, the Company received $12.3 million from RIF as an equity investment that can be called by the Company beginning in December 2023 and ending in December 2026 by paying the investment plus 15.0% percent annual interest or put by RIF starting in January 2027 and ending in December 2027 for the investment amount plus 3.175% percent annual interest. RIF holds approximately 20% of the equity of Gelesis S.r.l. at December 31, 2021 (see Note 11). In addition, the shareholders of RIF provided the Company with a loan for $18.4 million with a fixed interest rate of 6.35% per annum (see Note 12).